SCHEDULE OF RECONCILIATION OF NUMERATORS AND DENOMINATORS OF BASIC AND DILUTED LOSS PER SHARE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net Loss	$ (13,094,000)	$ (16,690,000)
Shares used in computing net loss per share, basic	14,134,626	9,233,306
Shares used in computing net loss per share, diluted	14,134,626	9,233,306
Net loss per share, basic	$ (0.93)	$ (1.81)
Net loss per share, diluted	$ (0.93)	$ (1.81)